Investee Companies and other investments (Schedule of Sale of Italian Indirect Wholly-Owned Subsidiaries) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Cash and cash equivalents		€ 44,509	€ 36,882		€ 23,962	€ 22,486
Trade and other receivables		4,882	12,623
Deferred tax and advance tax payment and tax provision			195
Fixed assets		114,389	87,220
Restricted cash	[1]	22,162	1,315	[2]
Right of use asset		15,401
Loans and borrowings		(93,320)	(66,092)
Lease liability		(15,627)
Total net identifiable assets		310,172	211,160		198,087
Cash and cash equivalents		(44,509)	€ (36,882)		€ (23,962)	€ (22,486)
Italian indirect wholly-owned subsidiaries [Member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents		4,106
Trade and other receivables		4,569
Deferred tax and advance tax payment and tax provision		2,864
Fixed assets		41,431
Restricted cash		156
Right of use asset		1,356
Trade and other payables		(2,458)
Loans and borrowings		(30,725)
Lease liability		(1,377)
Total net identifiable assets		19,922
Capital gain		18,770
Assets after capital gain		38,692
Cash and cash equivalents		(4,106)
Proceeds from sale of investments		€ 34,586

[1]	On December 16, 2019, the Company announced its intention to repay the entire outstanding principal of the Company's Series
[2]	Reclassified, see Note 2E